Goldman Sachs Buffered S&P 500 Fund - Mar-Sep Expense Example - Inst [Member] - Goldman Sachs Buffered S&P 500 Fund - Mar-Sep - Institutional Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	1,089
Expense Example, with Redemption, 5 Years	2,106
Expense Example, with Redemption, 10 Years	$ 4,664